CONTINGENCY AND COMMITMENTS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2014 USD ($) M	Dec. 31, 2014 CAD
Contingency And Commitments 1	881	881
Contingency And Commitments 2	902	902
Contingency And Commitments 3	357	357
Contingency And Commitments 4	60	60
Contingency And Commitments 5		3,667
Contingency And Commitments 6	3,161	3,161
Contingency And Commitments 7	3.00%	3.00%
Contingency And Commitments 8	5.00%	5.00%
Contingency And Commitments 9	3.00%	3.00%
Contingency And Commitments 10	5.00%	5.00%
Contingency And Commitments 11	3.00%	3.00%
Contingency And Commitments 12	5.00%	5.00%
Contingency And Commitments 13	84,300
Contingency And Commitments 14	120,000
Contingency And Commitments 15	130,000
Contingency And Commitments 16		0.15
Contingency And Commitments 17		0.225
Contingency And Commitments 18	385,000
Contingency And Commitments 19	327,000
Contingency And Commitments 20	10,000
Contingency And Commitments 21	$ 300,000